Condensed Consolidated Statement Of Stockholders' Equity (USD $)	Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Temporary Equity [Member] USD ($)	Preferred Class A Stock [Member]	Total USD ($)
Equity balance at Dec. 31, 2012		$ 47,174	$ 73,560,482	$ (37,959,620)	$ 10,590,655	$ 46,203,152		$ 46,238,691
Preferred stock shares balance at Dec. 31, 2012							273,326
Common stock shares balance at Dec. 31, 2012		4,717,345						4,717,345
Proceeds from sale of common stock, net		63,534	54,265,073					54,328,607
Proceeds from sale of common stock, net, shares		6,353,443
Distributions					(69,603)			(69,603)
Net loss				(4,367,306)	(911,221)			(5,278,527)
Dividends to stockholders			(3,831,272)		(541,008)			(4,372,280)
Shares issued for acquisition	358		3,317,957					3,318,315
Shares issued for acquisition, shares	35,804
Stock compensation		3,769	1,278,376					1,282,145
Stock compensation, shares		376,877
Shares issued to directors		210	157,290					157,500
Shares issued to directors, shares		21,000
Accretion of preferred stock and preferred units			(46,982)			46,982		(46,982)
Transfer of stock and units to permanent equity	2,733		26,850,056		19,397,345	(46,250,134)		46,250,134
Transfer of stock and units to permanent equity, shares	273,326						(273,326)
Exchange of common OP for Class B contingent units			8,232,268		(8,232,268)
Noncontrolling interest in rental property sold					(946,296)			(946,296)
Preferred stock, Equity Balance at Sep. 30, 2013	3,091							3,091
Equity balance at Sep. 30, 2013		$ 114,687	$ 163,783,248	$ (42,326,926)	$ 19,287,604			$ 140,861,704
Preferred stock shares balance at Sep. 30, 2013	309,130							309,130
Common stock shares balance at Sep. 30, 2013		11,468,665						11,468,665